Note 5 - Major Customers (Details Textual) - Sales Revenue, Net [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Hakuto Co Ltd [Member]
Concentration Risk, Percentage	13.00%	12.00%
Texas Instruments Incorporated [Member]
Concentration Risk, Percentage	10.00%